Submission	Sep. 04, 2025
Submission [Line Items]
Central Index Key	0001810019
Registrant Name	RACKSPACE TECHNOLOGY, INC.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A